Annual Fund Operating Expenses - Salient Tactical Plus Fund	May 01, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	1.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.55%	[1]
Acquired Fund Fees and Expenses	0.14%	[2]
Expenses (as a percentage of Assets)	2.39%
Fee Waiver or Reimbursement	(0.60%)	[3]
Net Expenses (as a percentage of Assets)	1.79%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	1.45%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.55%	[1]
Acquired Fund Fees and Expenses	0.14%	[2]
Expenses (as a percentage of Assets)	3.14%
Fee Waiver or Reimbursement	(0.60%)	[3]
Net Expenses (as a percentage of Assets)	2.54%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	1.45%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.55%	[1]
Acquired Fund Fees and Expenses	0.14%	[2]
Expenses (as a percentage of Assets)	2.14%
Fee Waiver or Reimbursement	(0.60%)	[3]
Net Expenses (as a percentage of Assets)	1.54%
Class F
Operating Expenses:
Management Fees (as a percentage of Assets)	1.45%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.55%	[1]
Acquired Fund Fees and Expenses	0.14%	[2]
Expenses (as a percentage of Assets)	2.14%
Fee Waiver or Reimbursement	(0.91%)	[3]
Net Expenses (as a percentage of Assets)	1.23%

[1]	Other Expenses include expenses related specifically to each class, such as administrative services fee, transfer agent fees, state registration fees and certain printing fees.
[2]
Acquired fund fees and expenses are incurred indirectly by the Fund as a result of its investing in securities issued by one or more investment companies. Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets (which ratio does not include acquired fund fees and expenses) found within the “Financial Highlights” section of this prospectus.

[3]
Under the Expense Limitation Agreement, Salient Advisors, L.P. (“Salient Advisors” or the “Advisor”) has contractually agreed to waive all or a portion of its management fees and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.65% for Class A, 2.40% for Class C, 1.40% for Class I, and 1.09% for Class F shares, excluding certain expenses, such as taxes, brokerage costs, interest and borrowing expense, short dividend expense, any acquired fund fees and expenses, litigation and extraordinary expenses. Management fee waivers are expressed in the table as a percentage of net assets. The Expense Limitation Agreement for Class A, Class C, Class F, and Class I shares expires on April 30, 2022, unless renewed by agreement of the Fund and the Advisor based upon a determination doing so would be appropriate under the prevailing circumstances. The Expense Limitation Agreement may not be terminated by the Fund’s investment advisor prior to April 30, 2022 and may only be modified or terminated by a majority vote of the Independent Trustees. The Advisor is permitted to recover expenses attributable to the Fund or a class thereof that the Advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the Expense Limitation Agreement, the Fund will not reimburse such expenses beyond three years from the end of such year in which the Advisor waived a fee or reimbursed an expense. Any such recovery by the Advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.